Annual Total Returns- Federated Hermes Institutional Prime Value Obligations Fund (Institutional Shares Only) [BarChart] - Institutional Shares Only - Federated Hermes Institutional Prime Value Obligations Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.17%	0.20%	0.09%	0.06%	0.12%	0.44%	1.06%	2.01%	2.32%	0.59%